UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2008

                    USAA NASDAQ-100 INDEX FUND



[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

 ===============================================

     ANNUAL REPORT
     USAA NASDAQ-100 INDEX FUND
     DECEMBER 31, 2008

 ===============================================

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

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE NASDAQ-100 INDEX.

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TYPES OF INVESTMENTS

Under normal market conditions, at least 80% of the Fund's assets will be invested in the common stocks of companies composing the Nasdaq-100 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

   Report of Independent Registered
     Public Accounting Firm                                                  11

   Portfolio of Investments                                                  12

   Notes to Portfolio of Investments                                         18

   Financial Statements                                                      19

   Notes to Financial Statements                                             22

EXPENSE EXAMPLE                                                              36

TRUSTEES' AND OFFICERS' INFORMATION                                          38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ULTIMATELY, THE ECONOMY WILL REGAIN ITS
FOOTING, AND INVESTMENTS MADE IN TODAY'S
ENVIRONMENT HAVE THE POTENTIAL TO                [PHOTO OF CHRISTOPHER W. CLAUS]
PROVIDE A SOLID FOUNDATION FOR THE FUTURE."

--------------------------------------------------------------------------------

JANUARY 2009

2008 is a year most investors would like to forget. Every major asset class, with the exception of Treasuries, was pummeled. The S&P 500 Index turned in its worst annual performance since 1933, falling 36.99% for the calendar year, as the credit crunch, brought on by years of excess - easy credit, soaring consumer debt, a glut of housing, and large inventories of risky assets held by global institutions - developed into a historic financial crisis and tipped the U.S. economy into recession. Europe, Japan, and Canada followed suit.

This recession probably will be longer and more severe than average. The economic and financial news continues to be dispiriting - rising unemployment, continued foreclosures, falling home prices, high-profile corporate bankruptcies
- and I expect the headlines to get worse before they get better. 2009 is likely to be a difficult year for the economy.

It may be difficult for investors as well. At the time of this writing, a dark cloud of negativity hangs over the markets. The pessimism is reflected in the lower fundamental valuations for many asset classes. But recessions do not last forever. For me, that is the silver lining. Ultimately, the economy will regain its footing, and investments made in today's environment have the potential to provide a solid foundation for the future.

Valuations are getting more and more attractive, and I believe they eventually will capture the attention of patient investors who have

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2  | USAA NASDAQ-100 INDEX FUND

================================================================================

time horizons of at least three to five years. In the months ahead, more long-term investors are likely to begin buying these attractively priced securities, which should bring back some rationality and provide a floor to the markets, perhaps toward the end of 2009.

Of course, I cannot be sure when the rebound will happen - no one can. But a rebound in stock prices could be a leading indicator of the economic recovery. Historically, the stock market has anticipated events six to nine months down the road. Furthermore, when the markets turn, the majority of the gains come in a short period. The people who are invested at that time tend to reap the greatest rewards. So if you are a long-term investor, have money in stocks, and can sleep at night, it could be best to leave your investments in place. You might also consider adding to your portfolio by investing fixed amounts at regular intervals.

As always, patience and discipline are critical. Adhering to an investment plan that suits your goals, risk tolerance, and time horizon also is a must. If you would like to revisit your strategy, our experienced investment professionals are ready to help - at no charge to you.

The months ahead are likely to be challenging for everyone. Rest assured that we will continue working hard on your behalf - faithfully serving your investment needs by offering some of the industry's top investment talent, exceptional service, and pure no-load mutual funds.

From all of us at USAA, thank you for your trust in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o   HOW DID THE FUND PERFORM DURING 2008?

    The USAA Nasdaq-100 Index Fund closely tracked its benchmark, the Nasdaq-100 Index, for the year ended December 31, 2008. The Fund produced a return of -42.02% for the period, as compared to -41.57% for the benchmark. The broad-based Nasdaq-100 Index is a group of large-company stocks and is not available for direct investment.

o   WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

    The year ended December 31, 2008, was marked by extreme volatility in equity markets around the world as the effects of the subprime mortgage crisis ricocheted throughout the financial system, resulting in a global credit crunch and economic slowdown. The near collapse of Bear Stearns in March 2008 and the subsequent government-orchestrated purchase of the bank by JPMorgan Chase & Co. marked the beginning of a series of bank failures and government interventions.

    Following the bailout of Fannie Mae and Freddie Mac in September 2008, the bankruptcy filing of Lehman Brothers, the acquisition of Merrill Lynch by Bank of America, the provision of an $85 billion emergency rescue loan to insurance giant American International Group, Inc. (AIG), and the failure of Washington Mutual, U.S. government officials and congressional lawmakers developed a comprehensive fiscal rescue plan.

    Past performance is no guarantee of future results.

    Refer to page 8 for benchmark definitions.

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4  | USAA NASDAQ-100 INDEX FUND

================================================================================

    The election of Barack Obama as the new president of the United States sparked a brief rally in early November 2008, but market volatility continued as grim economic news persisted, including the announcement that the U.S. officially had moved into a recession in December 2007. Oil prices peaked in the third quarter and fell throughout the fourth quarter, closing at $44.60 a barrel on December 31, 2008.

o   PLEASE DESCRIBE SECTOR PERFORMANCE.

    Information technology, the largest weight in the index, returned -46.90% for the one-year period ended December 31, 2008. Consumer discretionary and health care returned -46.09% and -8.66 for the period, respectively.

o   WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2009?

    We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Nasdaq-100 Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track closely the index's performance.

    Thank you for your investment in the Fund.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

FUND RECOGNITION

USAA NASDAQ-100 INDEX FUND

--------------------------------------------------------------------------------

                             LIPPER LEADERS (OVERALL)

                                  [5]         [5]

                                EXPENSE       TAX
                                           EFFICIENCY

The Fund is listed as a Lipper Leader for Expense among 393 funds and for Tax Efficiency among 386 funds within the Lipper Multi-Cap Growth Funds category for the overall period ended December 31, 2008. The Fund received a Lipper Leader rating for Expense among 393 and 327 funds for the three- and five-year periods, respectively, and for Tax Efficiency among 386 funds for the three-year period and a score of 4 among 320 funds for the five-year period. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of December 31, 2008. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of December 31, 2008. Tax efficiency offers no benefit to investors in tax-sheltered accounts such as 401(k) plans.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense and Tax Efficiency metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at www.lipperleaders.com. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

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6  | USAA NASDAQ-100 INDEX FUND

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INVESTMENT OVERVIEW

USAA NASDAQ-100 INDEX FUND (Ticker Symbol: USNQX)

--------------------------------------------------------------------------------
                                        12/31/08                    12/31/07
--------------------------------------------------------------------------------
Net Assets                           $94.0 Million               $149.4 Million
Net Asset Value Per Share               $3.74                        $6.45

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/08
--------------------------------------------------------------------------------
 1 YEAR                   5 YEARS                SINCE INCEPTION 10/27/00
-42.02%                   -4.11%                         -11.28%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT               1.01%       AFTER REIMBURSEMENT     0.78%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2008. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 0.78%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                             NASDAQ-100 INDEX              USAA NASDAQ-100 INDEX FUND

10/31/2000                      $10,000.00                         $10,000.00
11/30/2000                        7,636.90                           7,683.62
12/31/2000                        7,134.71                           7,137.48
  01/31/01                        7,900.80                           7,900.19
  02/28/01                        5,814.91                           5,800.38
  03/31/01                        4,794.16                           4,783.43
  04/30/01                        5,653.41                           5,630.89
  05/31/01                        5,485.34                           5,461.39
  06/30/01                        5,577.71                           5,546.14
  07/31/01                        5,131.28                           5,094.16
  08/31/01                        4,479.71                           4,444.44
  09/30/01                        3,561.28                           3,531.07
  10/31/01                        4,160.20                           4,124.29
  11/30/01                        4,865.50                           4,811.68
  12/31/01                        4,807.60                           4,747.88
  01/31/02                        4,725.89                           4,672.51
  02/28/02                        4,144.28                           4,097.87
  03/31/02                        4,429.65                           4,371.06
  04/30/02                        3,894.07                           3,843.52
  05/31/02                        3,684.80                           3,626.85
  06/30/02                        3,206.25                           3,155.83
  07/31/02                        2,934.34                           2,892.06
  08/31/02                        2,874.49                           2,826.12
  09/30/02                        2,539.41                           2,496.40
  10/31/02                        3,018.62                           2,967.42
  11/30/02                        3,405.08                           3,344.24
  12/31/02                        3,003.59                           2,948.58
  01/31/03                        2,999.84                           2,939.16
  02/28/03                        3,083.11                           3,023.94
  03/31/03                        3,110.60                           3,042.79
  04/30/03                        3,377.74                           3,306.56
  05/31/03                        3,658.86                           3,579.75
  06/30/03                        3,670.54                           3,579.75
  07/31/03                        3,900.85                           3,805.84
  08/31/03                        4,098.03                           3,994.24
  09/30/03                        3,983.65                           3,881.20
  10/31/03                        4,330.64                           4,210.91
  11/30/03                        4,355.59                           4,239.18
  12/31/03                        4,489.81                           4,361.64
  01/31/04                        4,567.15                           4,437.00
  02/29/04                        4,499.09                           4,361.64
  03/31/04                        4,401.34                           4,267.44
  04/30/04                        4,288.61                           4,154.39
  05/31/04                        4,488.56                           4,342.80
  06/30/04                        4,643.13                           4,493.53
  07/31/04                        4,287.97                           4,144.97
  08/31/04                        4,193.57                           4,050.77
  09/30/04                        4,328.65                           4,182.65
  10/31/04                        4,555.73                           4,399.32
  11/30/04                        4,817.99                           4,644.25
  12/31/04                        4,972.24                           4,794.98
  01/31/05                        4,661.33                           4,491.48
  02/28/05                        4,638.85                           4,463.11
  03/31/05                        4,551.79                           4,378.01
  04/30/05                        4,362.95                           4,188.90
  05/31/05                        4,740.49                           4,548.22
  06/30/05                        4,589.87                           4,406.38
  07/31/05                        4,933.46                           4,727.88
  08/31/05                        4,865.17                           4,661.68
  09/30/05                        4,926.62                           4,718.42
  10/31/05                        4,857.93                           4,652.23
  11/30/05                        5,148.42                           4,926.45
  12/31/05                        5,066.48                           4,841.34
  01/31/06                        5,268.98                           5,039.91
  02/28/06                        5,149.13                           4,916.99
  03/31/06                        5,251.81                           5,011.55
  04/30/06                        5,243.49                           5,002.09
  05/31/06                        4,874.25                           4,642.77
  06/30/06                        4,861.22                           4,623.86
  07/31/06                        4,658.94                           4,434.75
  08/31/06                        4,880.36                           4,642.77
  09/30/06                        5,110.43                           4,850.80
  10/31/06                        5,353.27                           5,087.19
  11/30/06                        5,538.52                           5,257.40
  12/31/06                        5,435.57                           5,153.38
  01/31/07                        5,545.66                           5,257.40
  02/28/07                        5,455.60                           5,172.30
  03/31/07                        5,489.54                           5,200.66
  04/30/07                        5,786.06                           5,474.88
  05/31/07                        5,977.94                           5,654.54
  06/30/07                        5,996.67                           5,663.99
  07/31/07                        5,990.97                           5,654.54
  08/31/07                        6,172.31                           5,824.74
  09/30/07                        6,490.36                           6,117.87
  10/31/07                        6,949.89                           6,552.83
  11/30/07                        6,491.23                           6,117.87
  12/31/07                        6,481.31                           6,098.96
  01/31/08                        5,724.81                           5,389.78
  02/29/08                        5,431.33                           5,106.11
  03/31/08                        5,546.67                           5,210.12
  04/30/08                        5,969.79                           5,607.26
  05/31/08                        6,332.98                           5,947.67
  06/30/08                        5,724.33                           5,370.87
  07/31/08                        5,762.73                           5,399.23
  08/31/08                        5,840.89                           5,474.88
  09/30/08                        4,974.45                           4,652.23
  10/31/08                        4,164.66                           3,895.77
  11/30/08                        3,704.55                           3,460.80
  12/31/08                        3,787.12                           3,536.45

                                   [END CHART]

           Data from 10/31/00* to 12/31/08.

The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

Nasdaq-100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trademarks or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. The Fund is not sponsored, sold, or promoted by The Nasdaq Stock Market, Inc., and The Nasdaq Stock Market, Inc. makes no representation regarding the advisability of investing in the Fund. Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Nasdaq-100 Index is calculated from the end of the month, October 31, 2000, while the date the Fund initially invested in securities represented by the index is October 30, 2000. There may be a slight variation of the performance numbers because of this difference.

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8  | USAA NASDAQ-100 INDEX FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 12/31/08
                                (% of Net Assets)

Apple, Inc. ......................................................  9.5%
QUALCOMM, Inc. ..................................................   6.5%
Microsoft Corp. ..................................................  5.4%
Gilead Sciences, Inc. ............................................  4.1%
Google, Inc. "A" .................................................  4.0%
Oracle Corp. .....................................................  3.4%
Cisco Systems, Inc. ..............................................  3.1%
Amgen, Inc. ......................................................  2.6%
Intel Corp. ......................................................  2.6%
Teva Pharmaceutical Industries Ltd. ADR .........................   2.5%

You will find a complete list of securities that the Fund owns on pages 12-17.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o SECTOR ALLOCATION* -- 12/31/2008 o

                        [PIE CHART OF SECTOR ALLOCATION]

Information Technology                                                    57.3%
Health Care                                                               19.7%
Consumer Discretionary                                                    11.7%
Industrials                                                                5.8%
Consumer Staples                                                           1.4%
Materials                                                                  0.7%
Telecommunication Services                                                 0.7%

                                  [END CHART]

*Excludes money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

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10  | USAA NASDAQ-100 INDEX FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA NASDAQ-100 INDEX FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA NASDAQ-100 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA NASDAQ-100 Index Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 13, 2009

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                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2008

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            COMMON STOCKS (97.3%)

            CONSUMER DISCRETIONARY (11.7%)
            ------------------------------
            ADVERTISING (0.1%)
    9,700   Focus Media Holdings Ltd.*                                                      $    88
                                                                                            -------
            APPAREL RETAIL (0.6%)
   11,400   Ross Stores, Inc.                                                                   339
   13,800   Urban Outfitters, Inc.*                                                             207
                                                                                            -------
                                                                                                546
                                                                                            -------
            AUTOMOTIVE RETAIL (0.4%)
   11,100   O'Reilly Automotive, Inc.*                                                          341
                                                                                            -------
            BROADCASTING (0.4%)
   18,293   DISH Network Corp. "A"*                                                             203
   12,953   Liberty Global, Inc. "A"*                                                           206
                                                                                            -------
                                                                                                409
                                                                                            -------
            CABLE & SATELLITE (3.8%)
  122,484   Comcast Corp. "A"                                                                 2,068
   65,000   DIRECTV Group, Inc.*                                                              1,489
                                                                                            -------
                                                                                              3,557
                                                                                            -------
            CASINOS & GAMING (0.5%)
   10,334   Wynn Resorts Ltd.*                                                                  437
                                                                                            -------
            CATALOG RETAIL (0.1%)
   46,264   Liberty Media Corp. Interactive "A"*                                                144
                                                                                            -------
            CONSUMER ELECTRONICS (0.3%)
   16,064   Garmin Ltd.                                                                         308
                                                                                            -------
            DEPARTMENT STORES (0.4%)
   10,998   Sears Holdings Corp.*                                                               428
                                                                                            -------
            EDUCATION SERVICES (1.1%)
   13,704   Apollo Group, Inc. "A"*                                                           1,050
                                                                                            -------
            HOMEFURNISHING RETAIL (0.8%)
   29,694   Bed Bath & Beyond, Inc.*                                                            755
                                                                                            -------

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            INTERNET RETAIL (1.5%)
   24,184   Amazon.com, Inc.*                                                               $ 1,240
   23,930   Expedia, Inc.*                                                                      197
                                                                                            -------
                                                                                              1,437
                                                                                            -------
            RESTAURANTS (0.9%)
   86,627   Starbucks Corp.*                                                                    819
                                                                                            -------
            SPECIALTY STORES (0.8%)
   40,699   Staples, Inc.                                                                       729
                                                                                            -------
            Total Consumer Discretionary                                                     11,048
                                                                                            -------
            CONSUMER STAPLES (1.4%)
            -----------------------
            HYPERMARKETS & SUPER CENTERS (1.1%)
   19,339   Costco Wholesale Corp.                                                            1,015
                                                                                            -------
            SOFT DRINKS (0.3%)
    7,800   Hansen Natural Corp.*                                                               262
                                                                                            -------
            Total Consumer Staples                                                            1,277
                                                                                            -------
            HEALTH CARE (19.7%)
            -------------------
            BIOTECHNOLOGY (13.3%)
   41,886   Amgen, Inc.*                                                                      2,419
   26,973   Biogen Idec, Inc.*                                                                1,284
   38,547   Celgene Corp.*                                                                    2,131
    5,600   Cephalon, Inc.*                                                                     431
   28,850   Genzyme Corp.*                                                                    1,915
   76,180   Gilead Sciences, Inc.*                                                            3,896
   13,400   Vertex Pharmaceuticals, Inc.*                                                       407
                                                                                            -------
                                                                                             12,483
                                                                                            -------
            HEALTH CARE DISTRIBUTORS (0.5%)
    7,600   Henry Schein, Inc.*                                                                 279
    9,923   Patterson Companies, Inc.*                                                          186
                                                                                            -------
                                                                                                465
                                                                                            -------
            HEALTH CARE EQUIPMENT (0.7%)
   22,900   Hologic, Inc.*                                                                      299
    3,287   Intuitive Surgical, Inc.*                                                           418
                                                                                            -------
                                                                                                717
                                                                                            -------
            HEALTH CARE SERVICES (1.1%)
   18,807   Express Scripts, Inc.*                                                            1,034
                                                                                            -------
            HEALTH CARE SUPPLIES (0.4%)
   12,116   DENTSPLY International, Inc.                                                        342
                                                                                            -------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            LIFE SCIENCES TOOLS & SERVICES (0.9%)
   10,200   Illumina, Inc.*                                                                 $   266
   14,700   Life Technologies Corp.*                                                            343
    9,600   Pharmaceutical Product Development, Inc.                                            278
                                                                                            -------
                                                                                                887
                                                                                            -------
            PHARMACEUTICALS (2.8%)
   54,166   Teva Pharmaceutical Industries Ltd. ADR                                           2,306
   20,900   Warner Chilcott Ltd. "A"*                                                           303
                                                                                            -------
                                                                                              2,609
                                                                                            -------
            Total Health Care                                                                18,537
                                                                                            -------
            INDUSTRIALS (5.8%)
            ------------------
            AIR FREIGHT & LOGISTICS (1.5%)
   14,244   C.H. Robinson Worldwide, Inc.                                                       784
   17,897   Expeditors International of Washington, Inc.                                        595
                                                                                            -------
                                                                                              1,379
                                                                                            -------
            AIRLINES (0.3%)
    9,900   Ryanair Holdings plc ADR*                                                           288
                                                                                            -------
            CONSTRUCTION & ENGINEERING (0.3%)
   11,194   Foster Wheeler Ltd.*                                                                261
                                                                                            -------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
    8,971   Joy Global, Inc.                                                                    205
   34,559   PACCAR, Inc.                                                                        989
                                                                                            -------
                                                                                              1,194
                                                                                             -------
            DIVERSIFIED SUPPORT SERVICES (0.4%)
   15,534   Cintas Corp.                                                                        361
                                                                                            -------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
    6,000   First Solar, Inc.*                                                                  828
                                                                                            -------
            ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
    7,600   Stericycle, Inc.*                                                                   396
                                                                                            -------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
   12,294   Fastenal Co.                                                                        428
                                                                                            -------
            TRUCKING (0.3%)
   10,400   JB Hunt Transport Services, Inc.                                                    273
                                                                                            -------
            Total Industrials                                                                 5,408
                                                                                            -------

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (57.3%)
            ------------------------------
            APPLICATION SOFTWARE (2.7%)
   44,223   Adobe Systems, Inc.*                                                            $   942
   19,965   Autodesk, Inc.*                                                                     392
   18,299   Citrix Systems, Inc.*                                                               431
   34,212   Intuit, Inc.*                                                                       814
                                                                                            -------
                                                                                              2,579
                                                                                            -------
            COMMUNICATIONS EQUIPMENT (12.2%)
  177,674   Cisco Systems, Inc.(b)*                                                           2,896
   29,438   Juniper Networks, Inc.*                                                             516
  169,617   QUALCOMM, Inc.                                                                    6,077
   48,113   Research In Motion Ltd.*                                                          1,952
                                                                                            -------
                                                                                             11,441
                                                                                            -------
            COMPUTER HARDWARE (10.3%)
  105,289   Apple, Inc.*                                                                      8,986
   60,790   Dell, Inc.*                                                                         623
   27,292   Sun Microsystems, Inc.*                                                             104
                                                                                            -------
                                                                                              9,713
                                                                                            -------
            COMPUTER STORAGE & PERIPHERALS (0.9%)
   14,770   Logitech International S.A.*                                                        230
   29,297   NetApp, Inc.*                                                                       409
   41,300   Seagate Technology                                                                  183
                                                                                            -------
                                                                                                822
                                                                                            -------
            DATA PROCESSING & OUTSOURCED SERVICES (2.8%)
   30,400   Automatic Data Processing, Inc.                                                   1,196
   17,238   Fiserv, Inc.*                                                                       627
   29,120   Paychex, Inc.                                                                       765
                                                                                            -------
                                                                                              2,588
                                                                                            -------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
   12,500   FLIR Systems, Inc.*                                                                 384
                                                                                            -------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
   74,567   Flextronics International Ltd.*                                                     191
                                                                                            -------
            HOME ENTERTAINMENT SOFTWARE (1.4%)
  100,460   Activision Blizzard, Inc.*                                                          868
   27,503   Electronic Arts, Inc.*                                                              441
                                                                                            -------
                                                                                              1,309
                                                                                            -------
            INTERNET SOFTWARE & SERVICES (7.0%)
   13,796   Akamai Technologies, Inc.*                                                          208
    2,263   Baidu.com, Inc.*                                                                    296

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
   80,907   eBay, Inc.*                                                                     $ 1,129
   12,325   Google, Inc. "A"*                                                                 3,792
   12,400   IAC/InterActiveCorp.*                                                               195
   15,588   VeriSign, Inc.*                                                                     297
   56,708   Yahoo!, Inc.*                                                                       692
                                                                                            -------
                                                                                              6,609
                                                                                            -------
            IT CONSULTING & OTHER SERVICES (0.7%)
   24,080   Cognizant Technology Solutions Corp. "A"*                                           435
    9,610   Infosys Technologies Ltd. ADR                                                       236
                                                                                            -------
                                                                                                671
                                                                                            -------
            SEMICONDUCTOR EQUIPMENT (1.3%)
   58,947   Applied Materials, Inc.                                                             597
   17,428   KLA-Tencor Corp.                                                                    380
   11,084   Lam Research Corp.*                                                                 236
                                                                                            -------
                                                                                              1,213
                                                                                            -------
            SEMICONDUCTORS (6.3%)
   35,515   Altera Corp.                                                                        594
   34,551   Broadcom Corp. "A"*                                                                 586
  165,376   Intel Corp.                                                                       2,425
   25,140   Linear Technology Corp.                                                             556
   49,668   Marvell Technology Group Ltd.*                                                      331
   26,200   Maxim Integrated Products, Inc.                                                     299
   12,861   Microchip Technology, Inc.                                                          251
   44,782   NVIDIA Corp.*                                                                       362
   30,824   Xilinx, Inc.                                                                        549
                                                                                            -------
                                                                                              5,953
                                                                                            -------
            SYSTEMS SOFTWARE (11.1%)
   42,300   CA, Inc.                                                                            784
   17,993   Check Point Software Technologies Ltd.*                                             342
  259,989   Microsoft Corp.(b)                                                                5,054
  182,509   Oracle Corp.(b)*                                                                  3,236
   74,185   Symantec Corp.*                                                                   1,003
                                                                                            -------
                                                                                             10,419
                                                                                            -------
            Total Information Technology                                                     53,892
                                                                                            -------
            MATERIALS (0.7%)
            ----------------
            SPECIALTY CHEMICALS (0.5%)
   10,348   Sigma-Aldrich Corp.                                                                 437
                                                                                            -------
            STEEL (0.2%)
   15,900   Steel Dynamics, Inc.                                                                178
                                                                                            -------
            Total Materials                                                                     615
                                                                                            -------

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.7%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    8,961   Millicom International Cellular S.A.                                            $   403
   13,662   NII Holdings, Inc. "B"*                                                             248
                                                                                            -------
            Total Telecommunication Services                                                    651
                                                                                            -------
            Total Common Stocks (cost: $108,699)                                             91,428
                                                                                            -------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.5%)

            U.S. TREASURY BILLS (0.6%)
    $ 565   1.14%, 5/14/2009(a),(c)                                                             565
                                                                                            -------
            REPURCHASE AGREEMENTS (1.9%)
    1,812   State Street Bank & Trust Co., 0.01%, acquired on 12/31/2008 and due 1/02/2009 at $1,812 (collateralized by $1,870 of U.S. Treasury, 0.29%,
               due 7/30/2009; market value $1,867)                                            1,812
                                                                                            -------
            Total Money Market Instruments (cost: $2,377)                                     2,377
                                                                                            -------

            TOTAL INVESTMENTS (COST: $111,076)                                              $93,805
                                                                                            =======

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2008

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.1% of net assets at December 31, 2008.

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o   SPECIFIC NOTES

    (a) Security with a value of $565,000 is segregated as collateral for initial margin requirements on open futures contracts.

    (b) Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2008, as shown in the following table:

                                                                      VALUE AT
                                                             --------------------------------      UNREALIZED
TYPE OF FUTURE     EXPIRATION     CONTRACTS     POSITION     TRADE DATE     DECEMBER 31, 2008     DEPRECIATION
--------------------------------------------------------------------------------------------------------------
NASDAQ-100 Mini
 Index Futures   March 20, 2009      101          Long       $2,453,000        $2,449,000           $(4,000)

    (c) Rate represents an annualized yield at time of purchase, not coupon rate.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2008

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $111,076)            $ 93,805
   Receivables:
      Capital shares sold                                                        458
      USAA Investment Management Company (Note 5D)                                79
      Dividends and interest                                                      37
      Securities sold                                                             16
   Variation margin on futures contracts                                          11
                                                                            --------
         Total assets                                                         94,406
                                                                            --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                    303
   Accrued management fees                                                        15
   Accrued transfer agent's fees                                                   6
   Other accrued expenses and payables                                            58
                                                                            --------
         Total liabilities                                                       382
                                                                            --------
            Net assets applicable to capital shares outstanding             $ 94,024
                                                                            ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $131,867
                                                                            --------
   Accumulated net realized loss on investments and futures transactions     (20,568)
   Net unrealized depreciation of investments and futures contracts          (17,275)
                                                                            --------
            Net assets applicable to capital shares outstanding             $ 94,024
                                                                            ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                25,121
                                                                            ========
   Net asset value, redemption price, and offering price per share          $   3.74
                                                                            ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $8)                          $    635
   Interest                                                                       23
                                                                            --------
         Total income                                                            658
                                                                            --------
EXPENSES
   Management fees                                                               254
   Administration and servicing fees                                             444
   Transfer agent's fees                                                         445
   Custody and accounting fees                                                    33
   Postage                                                                        26
   Shareholder reporting fees                                                     16
   Trustees' fees                                                                 10
   Registration fees                                                              32
   Professional fees                                                              55
   Other                                                                          50
                                                                            --------
         Total expenses                                                        1,365
   Expenses paid indirectly                                                       (1)
   Expenses reimbursed                                                          (376)
                                                                            --------
         Net expenses                                                            988
                                                                            --------
NET INVESTMENT LOSS                                                             (330)
                                                                            --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FUTURES CONTRACTS
   Net realized loss on:
      Investments                                                            (11,095)
      Futures transactions                                                    (1,595)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                            (52,522)
      Futures contracts                                                          (30)
                                                                            --------
         Net realized and unrealized loss                                    (65,242)
                                                                            --------
   Decrease in net assets resulting from operations                         $(65,572)
                                                                            ========

See accompanying notes to financial statements.

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                   2008            2007
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                         $   (330)       $   (369)
   Net realized gain (loss) on investments                      (11,095)          3,115
   Net realized gain (loss) on futures transactions              (1,595)            279
   Change in net unrealized appreciation/depreciation of:
      Investments                                               (52,522)         19,133
      Futures contracts                                             (30)             43
                                                               ------------------------
      Increase (decrease) in net assets resulting
         from operations                                        (65,572)         22,201
                                                               ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     46,417          37,340
   Cost of shares redeemed                                      (36,179)        (37,484)
                                                               ------------------------
      Increase (decrease) in net assets from capital
         share transactions                                      10,238            (144)
                                                               ------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 5E)                                               -              15
                                                               ------------------------
   Net increase (decrease) in net assets                        (55,334)         22,072

NET ASSETS
   Beginning of year                                            149,358         127,286
                                                               ------------------------
   End of year                                                 $ 94,024        $149,358
                                                               ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    9,024           6,077
   Shares redeemed                                               (7,055)         (6,274)
                                                               ------------------------
      Increase (decrease) in shares outstanding                   1,969            (197)
                                                               ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2008

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   4. Repurchase agreements are valued at cost, which approximates market value.

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

   of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Fund's assets as of December 31, 2008:

                                                          INVESTMENTS IN            OTHER FINANCIAL
VALUATION INPUTS                                              SECURITIES               INSTRUMENTS*
---------------------------------------------------------------------------------------------------
Level 1 -- Quoted Prices                                     $91,428,000                    $(4,000)
Level 2 -- Other Significant Observable Inputs                 2,377,000                          -
Level 3 -- Significant Unobservable Inputs                             -                          -
---------------------------------------------------------------------------------------------------
TOTAL                                                        $93,805,000                    $(4,000)
---------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

C. FUTURES CONTRACTS -- The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

   the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

   credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended December 31, 2008, these custodian and other bank credits reduced the Fund's expenses by $1,000.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2008.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for net operating losses resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated undistributed net investment loss by $330,000. This reclassification has no effect on net assets.

The Fund did not pay any distributions during the years ended December 31, 2008, and 2007.

As of December 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Accumulated capital and other losses                              $(18,525,000)
Unrealized depreciation of investments                             (19,318,000)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market of open futures contracts.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2008, the Fund had a current post-October loss of $7,714,000 and capital loss carryovers of $10,812,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2016, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

       CAPITAL LOSS CARRYOVERS
------------------------------------
 EXPIRES                   BALANCE
---------                -----------
 2010                    $ 1,447,000
 2011                      4,733,000
 2016                      4,632,000
                         -----------
                 Total   $10,812,000
                         ===========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2008, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2008, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2005, through December 31, 2008, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2008, were $16,019,000 and $8,453,000, respectively.

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

As of December 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $113,123,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2008, for federal income tax purposes, were $15,986,000 and $35,304,000, respectively, resulting in net unrealized depreciation of $19,318,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

   The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2008, the Fund incurred management fees, paid or payable to the Manager, of $254,000.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to $100 million; 0.04% of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

   daily net assets for amounts over $100 million and up to $250 million; and 0.03% of daily net assets for amounts over $250 million. For the year ended December 31, 2008, the Manager incurred subadvisory fees, paid or payable to NTI, of $70,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.35% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $444,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2008, the Fund reimbursed the Manager $2,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.78% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. Prior to April 13, 2007, the voluntary expense limitation was 0.80% of the Fund's average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly. The Manager may modify or terminate this voluntary agreement at any time. For the year ended December 31, 2008, the Fund incurred reimbursable expenses of $376,000, of which $79,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

   The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $445,000. Additionally, the Fund recorded a receivable from SAS of less than $500 at December 31, 2008, for adjustments related to corrections to shareholder transactions.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- an amendment of FASB Statement No. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

   for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                                                                     YEAR ENDED DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                            2008              2007              2006             2005             2004
                                         -----------------------------------------------------------------------------
Net asset value at
  beginning of period                    $  6.45          $   5.45          $   5.12         $   5.09         $   4.63
                                         -----------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)              (.01)(a)          (.02)(a)          (.01)            (.01)(a)          .02
  Net realized and unrealized
   gain (loss)                             (2.70)(a)          1.02(a)            .34              .06(a)           .44
                                         -----------------------------------------------------------------------------
Total from investment operations           (2.71)(a)          1.00(a)            .33              .05(a)           .46
                                         -----------------------------------------------------------------------------
Less distributions from:
  Net investment income                        -                 -                 -             (.02)               -
                                         -----------------------------------------------------------------------------
Net asset value at end of period         $  3.74          $   6.45          $   5.45         $   5.12         $   5.09
                                         =============================================================================
Total return (%)*                         (42.02)            18.35              6.45              .97             9.94(b)
Net assets at end of period (000)        $94,024          $149,358          $127,286         $130,390         $133,433
Ratios to average net assets:**
  Expenses (%)(c),(d)                        .78               .78               .80              .80              .83(b)
  Expenses, excluding
   reimbursements (%)(c)                    1.08              1.01              1.11             1.03             1.05
  Net investment income (loss) (%)          (.26)             (.27)             (.25)            (.24)             .37
Portfolio turnover (%)                         7                14                 8               15                9

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2008, average net assets were $126,498,000.
(a) Calculated using average shares. For the year ended December 31, 2008, average shares were 24,138,000.
(b) For the year ended December 31, 2004, the Manager voluntarily reimbursed the Fund for excise tax expense incurred. Excluding that reimbursement, the Fund's ratio of expenses to average net assets would have been 0.85%, and the Fund's total return would have not changed.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Effective April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.78% of its annual average net assets. Prior to April 13, 2007, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.80% of its annual average net assets from March 1, 2004, through April 12, 2007, and of 1.00% from May 1, 2003, through February 29, 2004.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

EXPENSE EXAMPLE

December 31, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2008, through December 31, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                  BEGINNING              ENDING               DURING PERIOD*
                                ACCOUNT VALUE         ACCOUNT VALUE           JULY 1, 2008 -
                                 JULY 1, 2008       DECEMBER 31, 2008       DECEMBER 31, 2008
                                -------------------------------------------------------------
Actual                            $1,000.00            $  658.50                  $3.25

Hypothetical
   (5% return before expenses)     1,000.00             1,021.22                   3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.78%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (34.15)% for the six-month period of July 1, 2008, through December 31, 2008.

================================================================================

                                                           EXPENSE EXAMPLE |  37

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of December 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (5722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 3)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  39

================================================================================

ROBERT L. MASON, PH.D. (3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D. (3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

40  | USAA NASDAQ-100 INDEX FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of USAA Investment Management Company or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  41

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

42  | USAA NASDAQ-100 INDEX FUND

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

ROSE URBANCZYK
Assistant Treasurer
Born: June 1961
Year of Appointment: 2008

Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  43

================================================================================

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

   (1) Indicates those Officers who are employees of USAA Investment Management Company or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

44  | USAA NASDAQ-100 INDEX FUND

================================================================================

TRUSTEES                                 Christopher W. Claus
                                         Barbara B. Dreeben
                                         Robert L. Mason, Ph.D.
                                         Barbara B. Ostdiek, Ph.D.
                                         Michael F. Reimherr
                                         Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                           USAA Investment Management Company
INVESTMENT ADVISER,                      P.O. Box 659453
UNDERWRITER, AND                         San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                           USAA Shareholder Account Services
                                         9800 Fredericksburg Road
                                         San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                            State Street Bank and Trust Company
ACCOUNTING AGENT                         P.O. Box 1713
                                         Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                              Ernst & Young LLP
REGISTERED PUBLIC                        100 West Houston St., Suite 1800
ACCOUNTING FIRM                          San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                              Under "Products & Services"
SELF-SERVICE 24/7                        click "Investments," then
AT USAA.COM                              "Mutual Funds"

OR CALL                                  Under "My Accounts" go to
(800) 531-USAA                           "Investments." View account balances,
        (8722)                           activity, and fund prices; or exchange
                                         or redeem fund shares.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                    --------------
    San Antonio, Texas 78288                                       PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    37732-0209                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostkiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostkiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostkiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2008 and 2007 were $244,927 and $132,967, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2008 and 2007 were $63,500 and $60,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2008 and 2007 were $0 and $4,575, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2008 and 2007 were $108,000 and $101,895, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/24/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/25/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/25/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.